CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Jun. 29, 2021	Jun. 15, 2021	Apr. 22, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Short-Term Debt [Line Items]
Convertible debt						$ 4,123,923
Debt instrument, maturity date				Oct. 28, 2022
Debt instrument, interest rate				4.00%
Convertible Note Payable - In Default						541,051	$ 2,428,960
Amortization of debt discount				80,369	$ 15,878	99,960	22,890
Debt instrument unamortized discount, current				0		80,369	0
Amortization of debt discount				$ 0	$ 35,904
35 Variable Conversion Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, description		the Company entered into six Note Exchange Agreements to amend and restate 35 variable conversion notes, most of which were in default, with interest rates ranging from 3.85% to 22% to a fixed conversion rate of $0.01 with an interest rate of 8%.
Convertible debt		$ 3,288,241
Two Notes Payable [Member] | Leviston Resources LLC [Member]
Short-Term Debt [Line Items]
Convertible debt						375,000
Future Advance Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible debt			$ 250,000
Future Advance Convertible Promissory Note [Member] | Leviston Resources LLC [Member]
Short-Term Debt [Line Items]
Convertible debt			$ 275,000
Debt instrument, maturity date			Apr. 22, 2023
Debt instrument, interest rate			10.00%
Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 100,000
Debt instrument, maturity date	Dec. 23, 2022
Debt instrument, interest rate	4.00%
Amortization of debt discount						$ 99,960	$ 22,890